Summary of Significant Accounting Policies - Schedule Of Operating Lease In Its Unaudited Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Abstract]
Operating lease ROU assets	¥ 115,118	$ 16,691	¥ 133,383
Operating lease liabilities, current portion	59,798	8,670	96,160
Operating lease liabilities, non-current portion	¥ 50,591	$ 7,335	¥ 28,619
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current